Long-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term investments.
Schedule of long-term investments

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	56,319	52,602	7,522
Equity investments – without readily determinable fair values	132,348	103,401	14,786
Equity investments – securities with readily determinable fair values (Note 22(a))	2,074	3,105	444
Held-to-maturity investments	343,300	67,904	9,710
Total	534,041	227,012	32,462

Schedule of equity investments without readily determinable fair values

	As of December 31,
	2024	2025
	RMB	RMB	US$(Note 2(d))
Equity investments without readily determinable fair values:
Initial cost	174,560	159,208	22,766
Net cumulative fair value adjustments	47,082	47,082	6,733
Impairment	(89,294)	(102,889)	(14,713)
Carrying Value	132,348	103,401	14,786